Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Schedule of Allocation of Purchase Price
The following table sets forth the preliminary allocation of the purchase price to Thrasys’ identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of June 30, 2021	Measurement Period Adjustments	As of November 20, 2020
Accounts receivable	$3,491	$—	$3,491
Prepaid expenses and other	3,001	—	3,001
Identifiable intangible assets	27,875	—	27,875
Property and equipment	101	—	101
Other assets	19	—	19
Goodwill	145,036	(3,052)	148,088

Total assets acquired	179,523	(3,052)	182,575

Accounts payable	1,779	—	1,779
Accrued expenses and other current liabilities	5,322	—	5,322
Debt	430	(531)	961
Deferred tax liabilities	6,378	—	6,378
Deferred revenue	700	—	700

Total liabilities assumed	14,609	(531)	15,140

Net assets acquired	$164,914	$(2,521)	$167,435

The following table sets forth the preliminary allocation of the purchase price to BHS’ identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of June 30, 2021	Measurement Period Adjustments	As of November 20, 2020
Accounts receivable	$1,257	$—	$1,257
Inventories	100	—	100
Prepaid expenses and other	40	—	40
Identifiable intangible assets	225	—	225
Property and equipment	53	—	53
Other assets	4	—	4
Deferred tax assets	19	—	19
Goodwill	16,344	238	16,106

Total assets acquired	18,042	238	17,804

Accounts payable	374	—	374
Accrued expenses and other current liabilities	847	421	426
Debt	1,234	—	1,234

Total liabilities assumed	2,455	421	2,034

Net assets acquired	$15,587	$(183)	$15,770

The following table sets forth the preliminary allocation of the purchase price to TTC’s identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of June 30, 2021	Measurement Period Adjustments	As of January 25, 2021
Accounts receivable	$1,773	$—	$1,773
Prepaid expenses and other	187	—	187
Identifiable intangible assets	1,125	—	1,125
Property and equipment	531	—	531
Other assets	281	—	281
Goodwill	57,921	347	57,574

Total assets acquired	61,818	347	61,471

Accounts payable	625	—	625
Accrued expenses and other current liabilities	602	—	602
Due to related parties	4,200	2,807	1,393
Debt	11,217	(1,283)	12,500
Deferred tax liabilities	474	—	474

Total liabilities assumed	17,118	1,524	15,594

Net assets acquired	$44,700	$(1,177)	$45,877

The following table sets forth the preliminary allocation of the purchase price to Glocal’s identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of June 30, 2021	Measurement Period Adjustments	As of March 26, 2021
Accounts receivable, net	$6,461	$—	$6,461
Inventories	326	—	326
Identifiable intangible assets	38,039	—	38,039
Property, equipment, and work in progress	40,726	—	40,726
Other current assets, including short term advances	1,980	—	1,980
Other noncurrent assets, including long term advances	509	—	509
Goodwill	95,913	4,042	91,871

Total assets acquired	183,954	4,042	179,912

Accounts payable	579	—	579
Accrued expenses and other current liabilities	8,271	—	8,271
Deferred tax liability	9,890	9,890	—
Debt	22,212	—	22,212
Noncontrolling interest	17,389	—	17,389

Total liabilities assumed and noncontrolling interest	58,341	9,890	48,451

Net assets acquired	$125,613	$(5,848)	$131,461

The following table sets forth the preliminary allocation of the purchase price to Innovation’s identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of April 27, 2021
Accounts receivable	$47
Inventories	2,693
Prepaid expenses and other	530
Identifiable intangible assets	28,325
Property and equipment	7,937
Other assets	22
Goodwill	143,730

Total assets acquired	183,284

Accounts payable	472
Accrued expenses and other current liabilities	780
Deferred revenue	302
Deferred tax liability	7,837
Debt	4,069

Total liabilities assumed	13,460

Net assets acquired	$169,824

The following table sets forth the preliminary allocation of the purchase price to Cloudbreak’s identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is subject to reevaluation during the measurement period.

(In thousands)	As of June 9, 2021
Accounts receivable	$4,810
Prepaid expenses and other	921
Identifiable intangible assets	32,475
Property and equipment	6,882
Other assets	1,042
Goodwill	110,968

Total assets acquired	157,098

Accounts payable	2,518
Accrued expenses and other current liabilities	905
Deferred revenue	15
Deferred tax liability	7,906
Debt	3,752

Total liabilities assumed	15,096

Net assets acquired	$142,002

The following table sets forth the preliminary allocation of the purchase price to Thrasys’ identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is subject to reevaluation during the measurement period.

Thrasys, Inc and
Subsidiary
As of November 20, 2020
Allocation of Purchase price:
Accounts receivable, net	$3,490,738
Prepaid expenses and other	3,001,150
Identifiable intangible assets	27,875,000
Property, plant and equipment	101,246
Other assets	19,374
Goodwill	148,087,717

Total assets acquired	182,575,225

Accounts payable	1,778,849
Accrued expenses and other current liabilities	5,321,761
Debt	960,783
Deferred tax liability	6,378,480
Deferred revenue	700,000

Total liabilities assumed	15,139,873

Net assets acquired	$167,435,352

The following table sets forth the preliminary allocation of the purchase price to BHS’ identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is subject to reevaluation during the measurement period.

Behavioral Health
Services , LLC and
Subsidiaries
As of November 20, 2020
Allocation of Purchase price:
Accounts receivable, net	$1,257,454
Inventories	99,583
Prepaid expenses and other	39,806
Identifiable intangible assets	225,000
Property, plant and equipment	52,568
Other assets	4,375
Deferred taxes	19,268
Goodwill	16,106,287

Total assets acquired	17,804,341

Accounts payable	374,532
Accrued expenses and other current liabilities	425,790
Debt	1,233,694

Total liabilities assumed	2,034,016

Net assets acquired	$15,770,325

Schedule of Acquired Intangible Assets
The acquired intangible assets from Thrasys and their related estimated useful lives consisted of the following:

	Value	Useful Life
(In thousands)		(in years)
Definite-lived intangible assets–Trade names	$6,925	10
Definite-lived intangible assets–Technology and intellectual property	10,825	10
Definite-lived intangible assets–Customer relationships	10,125	10

Total fair value of identifiable intangible assets	$27,875

The acquired intangible assets from BHS and their related estimated useful lives consisted of the following:

	Value	Useful Life
(In thousands)		(in years)
Definite-lived intangible assets–Trade names	$225	3

Total fair value of identifiable intangible assets	$225

The acquired intangible assets from TTC and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-life intangible assets–Trade names	$1,125	3

Total fair value of identifiable intangible assets	$1,125

The acquired intangible assets from Glocal and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets–Technology and intellectual property	$38,039	8.5

Total fair value of identifiable intangible assets	$38,039

The acquired intangible assets from Innovations and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets–Trade names	$10,925	10
Definite-lived intangible assets–Technology and intellectual property	8,075	5 - 7
Definite-lived intangible assets–Customer relationships	9,325	17

Total fair value of identifiable intangible assets	$28,325

The acquired intangible assets from Cloudbreak and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets–Trade names	$12,975	15
Definite-lived intangible assets–Technology and intellectual property	5,825	5
Definite-lived intangible assets–Customer relationships	$13,675	10

Total fair value of identifiable intangible assets	$32,475

The acquired intangible assets from Thrasys and the related estimated useful lives consist of the following:

	Approximate Fair	Estimated
	Value	Useful Life
		(in years)
Definite-lived intangible assets - Trade names	$6,925,000	10
Definite-lived intangible assets - Technology and intellectual property	10,825,000	10
Definite-lived intangible asset - Customer relationships	10,125,000	10

Total fair value of identifiable intangible assets	$27,875,000

The acquired intangible assets from BHS and the related estimated useful lives consist of the following:

	Approximate Fair	Estimated
	Value	Useful Life
		(in years)
Definite-lived intangible assets - Trade names	$225,000	3

Total fair value of identifiable intangible assets	$225,000

Schedule of Pro Forma Results	The following unaudited pro forma consolidated financial information reflects the results of operations as if the acquisition of UpHealth Holdings (including all subsidiaries) and Cloudbreak had occurred on January 1, 2020, after giving effect to certain purchase accounting adjustments. These purchase accounting adjustments mainly include incremental depreciation expense related to the fair value adjustment of property and equipment, amortization expense related to identifiable intangible assets, and tax expense related to the combined tax provisions. This information does not purport to be indicative of the actual results that would have occurred if the acquisition had actually been completed on the date indicated, nor is it necessarily indicative of the future operating results or the financial position of the combined company:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2021	2020	2021	2020
Pro Forma
Revenues	$39,171	$28,293	$69,778	$59,468
Net loss	$(37,052)	$(2,549)	$(43,627)	$(2,008)
Basic earnings per share	$(0.39)	$(0.05)	$(0.52)	$(0.04)
Diluted earnings per share	$(0.39)	$(0.05)	$(0.52)	$(0.04)
The following unaudited pro forma consolidated financial information reflects the results of operations as if the BHS Acquisition and Thrasys Acquisition had occurred on January 1, 2020, after giving effect to certain purchase accounting adjustments (the Company did not exist prior to January 1, 2020 and comparative financial statements are not presented). These purchase accounting adjustments mainly include incremental depreciation expense related to the fair value adjustment of property and equipment, amortization expense related to identifiable intangible assets and tax expense related to the combined tax provisions. This information does not purport to be indicative of the actual results that would have occurred if the acquisition had actually been completed on the date indicated, nor is it necessarily indicative of the future operating results or the financial position of the combined company:

Pro Forma	Year Ended December 31, 2020
Revenues	$30,742,853
Net Income	$(749,823)
Basic Earnings per share	$(0.15)
Diluted earnings per share	$(0.15)